Fair Value Measurements - Schedule of measurements, recurring and nonrecurring basis Present value of net minimum operating lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Feb. 10, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Liabilities
Warrants	$ 1,513		$ 0
Embedded derivative in convertible notes			6,200	$ 0
Fair Value, Recurring [Member]
Cash equivalents
Total assets	50,119		13	69
Financial Liabilities
Pre-Close Notes			25,300
Embedded derivative in convertible notes			60
Total liabilities	44,387		25,360
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents
Total assets	50,119		13	69
Financial Liabilities
Pre-Close Notes			0
Embedded derivative in convertible notes			0
Total liabilities	876		0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents
Total assets	0		0	0
Financial Liabilities
Pre-Close Notes			0
Embedded derivative in convertible notes			0
Total liabilities	637		0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents
Total assets	0		0	0
Financial Liabilities
Pre-Close Notes			25,300
Embedded derivative in convertible notes			60
Total liabilities	42,874		25,360
Marketable equity securities [Member] | Fair Value, Recurring [Member]
Cash equivalents
Marketable equity securities			2
Cash and Cash equivalents			2	58
Marketable equity securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents
Marketable equity securities			2
Cash and Cash equivalents			2	58
Marketable equity securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents
Marketable equity securities			0
Cash and Cash equivalents			0	0
Marketable equity securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents
Marketable equity securities			0
Cash and Cash equivalents			0	0
Money Market Funds [Member] | Fair Value, Recurring [Member]
Cash equivalents
Cash and Cash equivalents	50,119		11	11
Money Market Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Cash equivalents
Cash and Cash equivalents	50,119		11	11
Money Market Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Cash equivalents
Cash and Cash equivalents	0		0	0
Money Market Funds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Cash equivalents
Cash and Cash equivalents	0		0	$ 0
Pre-Close Notes [Member] | Fair Value, Recurring [Member]
Financial Liabilities
Pre-Close Notes			25,300
Pre-Close Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Liabilities
Pre-Close Notes			0
Pre-Close Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities
Pre-Close Notes			0
Pre-Close Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities
Pre-Close Notes			25,300
Venture Linked Notes [Member] | Fair Value, Recurring [Member]
Financial Liabilities
Pre-Close Notes	42,874		$ 0
Venture Linked Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Liabilities
Pre-Close Notes	0
Venture Linked Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities
Pre-Close Notes	0
Venture Linked Notes [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities
Pre-Close Notes	42,874
Private Warrants [Member] | Fair Value, Recurring [Member]
Financial Liabilities
Warrants	637	$ 1,100
Private Warrants [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Liabilities
Warrants	0
Private Warrants [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities
Warrants	637
Private Warrants [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities
Warrants	0
Public Warrants [Member] | Fair Value, Recurring [Member]
Financial Liabilities
Warrants	876	$ 1,800
Public Warrants [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Financial Liabilities
Warrants	876
Public Warrants [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Financial Liabilities
Warrants	0
Public Warrants [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Financial Liabilities
Warrants	$ 0